12. Judicial deposits	12 Months Ended
Dec. 31, 2018
Judicial Deposits
Judicial deposits

These are recorded at their historical costs and updated according to the legislation in force:

	2018	2017

Judicial deposits	1.345.113	1.366.576

Civil	334.028	344.204
Labor	492.000	493.705
Tax	299.310	286.375
Regulatory	111	111
Online attachment (*)	219.664	242.181

(*) Refers to blocked judicial deposits directly on the Company´s bank accounts and financial investments related to certain judicial proceedings. This amount is analyzed periodically and, when identified, is reclassified to one of the other specific accounts of judicial deposits.

Civil

These are court deposits to guarantee the execution of civil proceedings where the Company is challenging the amounts involved. Most of these proceedings refer to lawsuits filed by customers, involving issues of consumer rights, among others.

There are some legal proceedings challenging the amounts fixed by ANATEL to leave certain transmission sub-bands to allow the implementation of 4G technology. In this case, the updated court deposit amounted to R$66,700 (R$63,869 as at December 31, 2017).

Labor

These are amounts deposited in court as guarantees for the execution and the filing of appropriate appeals, where the relevant matters or amounts involved are still being discussed. The total amount has been allocated between the various claims filed by registered employees and third-party service providers.

Tax

The Company and its subsidiary have made court deposits related to various current tax court proceedings. These deposits refer mainly to the following matters:

(i)	2% increase in the ICMS rate for the Fund for the Eradication of Poverty (“FECP”) in the State of Bahia on prepaid telephone services provided by the Company. The current value of these deposits is R$95,322 (R$92,066 as at December 31, 2017).

(ii)	Use of credit for the purchase of electricity used directly by the companies for production purposes. The court is likely to give a favorable judgment. The current value of these deposits is R$74,358 (R$71,722 as at December 31, 2017).

(iii)	Liability for CPMF (Contribution of Financial Activities) on the Company’s capitalization of loans; recognition of the right not to pay contributions allegedly due on mere changes in the ownership of current accounts as a result of a takeover. The current value of these deposits is R$10,026 (R$9,687 as at December 31, 2017).

(iv)	Constitutionality of the collection of the Operations Monitoring Charge (“TFF”) by a number of municipal authorities. The current value of these deposits is R$16,719 (R$15,824 as at December 31, 2017).

(v)	Failure to approve the offsetting of federal debts against credits for withholding tax (“IRRF”) because it is alleged that the credits are insufficient, as well as the deposit placed to ensure the issue of a Tax Clearance Certificate. The current value of these deposits is R$10,868 (R$10,539 as at December 31, 2017).

(vi)	Liability for ISS (TAX on services) on import services and outsourced services; alleged failure to pay for land clearance and Base Transceiver Station (“BTS”) maintenance services, for ISS on the Company’s services and for ISS on co-billing services and software licensing (Blackberry). The Company´s right is to take advantage of the benefit of spontaneous declaration in order to reverse confiscatory fines for late payment. The current value of these deposits is R$7,519 (R$7,056 as at December 31, 2017).

(vii)	Ancillary services provided for in ICMS Agreement 69/98 related to ICMS levied on amounts related to communications services charged for access, subscription, activation, habilitation availability, subscription and use of services, among others. The current value of these deposits is R$4,793 (R$5,937 as at December 31, 2017).

(viii)	Voluntary reporting of tax debits and consequent cancellation of charging of fine for late payment. The current value of these deposits is R$4,485 (R$4,381 as at December 31, 2017).

(ix)	Deposit made by TIM S.A. related to the unconstitutionality and illegality of charging by the Telecommunications Services Universalization Fund (“FUST”). Plea for the recognition of the right not to pay FUST, and not to include in its calculation base interconnection and Industrial Exploration of Dedicated Line (“EILD”) revenue, as well as for the right not to be charged retroactively for differences arising from failure to comply with ANATEL Ruling 7/2005. The current value of these deposits is R$56,088 (R$53,128 as at December 31, 2017).